UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4627

Name of Registrant: Vanguard Convertible Securities Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: Novermber 30

Date of reporting period: February 28, 2011

Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments
As of February 28, 2011

			Face	Market
		Maturity	Amount#	Value
	Coupon	Date	(000)	($000)
Convertible Bonds (82.0%)
Consumer Discretionary (8.1%)
Liberty Media LLC Cvt.	3.125%	3/30/23	22,835	28,144
Interpublic Group of Cos. Inc. Cvt.	4.250%	3/15/23	12,945	15,405
1 MGM Resorts International Cvt.	4.250%	4/15/15	42,235	46,247
1 Gaylord Entertainment Co. Cvt.	3.750%	10/1/14	10,850	15,977
Group 1 Automotive Inc. Cvt.	2.250%	6/15/36	20	20
1 Lennar Corp. Cvt.	2.750%	12/15/20	33,490	38,681
Interpublic Group of Cos. Inc. Cvt.	4.750%	3/15/23	8,350	10,792
2 GOME Electrical Appliances Holdings Ltd.
Cvt.	3.000%	9/25/14	10,300	1,820
3 Nokian Renkaat OYJ Cvt.	0.000%	6/27/14	1,800	2,735
4 TUI Travel PLC Cvt.	4.900%	4/27/17	1,900	3,073
3 Steinhoff Finance Holding GmbH Cvt.	5.000%	5/22/16	1,850	2,880
5 Intime Department Store Group Co. Ltd. Cvt.	1.750%	10/27/13	17,000	2,328
5 Power Regal Group Ltd. Cvt.	2.250%	6/2/14	9,730	1,513
4 Aegis Group Capital Cvt.	2.500%	4/20/15	1,800	3,267
				172,882
Consumer Staples (2.2%)
Nash Finch Co. Cvt.	1.631%	3/15/35	12,230	6,084
Smithfield Foods Inc. Cvt.	4.000%	6/30/13	12,360	15,249
Wilmar International Ltd. Cvt.	0.000%	12/18/12	1,300	1,600
3 Pescanova SA Cvt.	6.750%	3/5/15	2,000	3,133
5 Glory River Holdings Ltd. Cvt.	1.000%	7/29/15	18,000	2,448
Tyson Foods Inc. Cvt.	3.250%	10/15/13	14,845	19,243
				47,757
Energy (4.9%)
Alpha Natural Resources Inc. Cvt.	2.375%	4/15/15	4,490	5,865
Peabody Energy Corp. Cvt.	4.750%	12/15/41	10,030	12,889
Chesapeake Energy Corp. Cvt.	2.500%	5/15/37	1,335	1,487
Chesapeake Energy Corp. Cvt.	2.750%	11/15/35	4,425	5,354
Massey Energy Co. Cvt.	3.250%	8/1/15	15,480	17,299
Goodrich Petroleum Corp. Cvt.	5.000%	10/1/29	8,570	8,613
1 James River Coal Co. Cvt.	4.500%	12/1/15	8,320	9,277
1 Petroleum Development Corp. Cvt.	3.250%	5/15/16	5,930	7,716
BPZ Resources Inc. Cvt.	6.500%	3/1/15	7,010	9,236
3 Renewable Energy Corp. ASA Cvt.	6.500%	6/4/14	1,300	1,731
TMK Bonds SA Cvt.	5.250%	2/11/15	1,500	1,689
Seadrill Ltd. Cvt.	3.375%	10/27/17	2,700	3,334
3 Technip SA Cvt.	0.000%	1/1/16	10	1,288
PetroBakken Energy Ltd. Cvt.	3.125%	2/8/16	3,600	3,577
Paladin Energy Ltd. Cvt.	3.625%	11/4/15	3,641	4,142
3 Cie Generale de Geophysique - Veritas Cvt.	0.000%	1/1/16	74	3,284
Lukoil International Finance BV Cvt.	2.625%	6/16/15	4,700	5,661
Petrominerales Ltd. Cvt.	2.625%	8/25/16	400	555
Quicksilver Resources Inc. Cvt.	1.875%	11/1/24	1,930	2,157
				105,154
Financials (7.8%)
1 Host Hotels & Resorts LP Cvt.	2.500%	10/15/29	16,415	23,720

1 American Equity Investment Life Holding Co.
Cvt.	5.250%	12/6/29	5,950	9,252
1 BioMed Realty LP Cvt.	3.750%	1/15/30	6,215	7,147
Dollar Financial Corp. Cvt.	3.000%	4/1/28	13,780	17,931
Forest City Enterprises Inc. Cvt.	3.625%	10/15/14	7,460	10,407
Radian Group Inc. Cvt.	3.000%	11/15/17	17,170	16,226
PHH Corp. Cvt.	4.000%	9/1/14	10,070	11,958
1 American Equity Investment Life Holding Co.
Cvt.	3.500%	9/15/15	14,045	17,170
Goldman Sachs Group Inc. Cvt.	0.250%	2/28/17	27,190	26,151
Swiss Re America Holding Corp. Cvt.	3.250%	11/21/21	3,050	3,043
3 Wereldhave NV Cvt.	2.875%	11/18/15	1,500	2,049
6 Graubuendner Kantonalbank Cvt.	2.000%	5/8/14	2,700	3,066
7 Yanlord Land Group Ltd. Cvt.	5.850%	7/13/14	2,250	1,781
3 Industrivarden AB Cvt.	1.875%	2/27/17	1,350	1,877
Billion Express Investments Ltd. Cvt.	0.750%	10/18/15	3,300	3,527
3 Kreditanstalt fuer Wiederaufbau Cvt.	1.500%	7/30/14	1,200	1,882
7 CapitaLand Ltd. Cvt.	2.875%	9/3/16	5,500	4,279
Pyrus Ltd. Cvt.	7.500%	12/20/15	1,000	977
BES Finance Ltd. Cvt.	1.625%	4/15/13	3,800	3,590
				166,033
Health Care (14.8%)
Life Technologies Corp. Cvt.	1.500%	2/15/24	12,067	14,028
Mylan Inc./PA Cvt.	1.250%	3/15/12	900	1,013
LifePoint Hospitals Inc. Cvt.	3.500%	5/15/14	3,834	4,031
BioMarin Pharmaceutical Inc. Cvt.	1.875%	4/23/17	8,030	10,700
1 Kinetic Concepts Inc. Cvt.	3.250%	4/15/15	2,010	2,364
1 PSS World Medical Inc. Cvt.	3.125%	8/1/14	3,400	4,633
China Medical Technologies Inc. Cvt.	4.000%	8/15/13	1,274	1,143
Isis Pharmaceuticals Inc. Cvt.	2.625%	2/15/27	6,080	5,844
American Medical Systems Holdings Inc. Cvt.	4.000%	9/15/41	6,914	9,360
Viropharma Inc. Cvt.	2.000%	3/15/17	15,608	18,378
Teleflex Inc. Cvt.	3.875%	8/1/17	7,755	8,695
1 Gilead Sciences Inc. Cvt.	1.625%	5/1/16	43,800	47,304
PDL BioPharma Inc. Cvt.	2.875%	2/15/15	6,235	6,071
Endo Pharmaceuticals Holdings Inc. Cvt.	1.750%	4/15/15	9,875	13,084
Hologic Inc. Cvt.	2.000%	12/15/37	19,665	22,934
Lincare Holdings Inc. Cvt.	2.750%	11/1/37	8,427	9,944
Vertex Pharmaceuticals Inc. Cvt.	3.350%	10/1/15	20,155	23,833
Cubist Pharmaceuticals Inc. Cvt.	2.500%	11/1/17	21,420	21,313
Charles River Laboratories International Inc.
Cvt.	2.250%	6/15/13	3,720	3,822
1 China Medical Technologies Inc. Cvt.	6.250%	12/15/16	9,796	11,241
Molina Healthcare Inc. Cvt.	3.750%	10/1/14	11,085	11,944
Alere Inc. Cvt.	3.000%	5/15/16	17,605	19,652
3 Celesio Finance B.V. Cvt.	3.750%	10/29/14	600	946
3 Orpea Cvt.	0.000%	1/1/16	35	2,371
8 Unicharm Corp. Cvt.	0.000%	9/24/15	190,000	2,489
Qiagen Euro Finance SA Cvt.	3.250%	5/16/26	2,300	2,865
Cephalon Inc. Cvt.	2.500%	5/1/14	20,375	22,413
Chemed Corp. Cvt.	1.875%	5/15/14	13,227	13,640
				316,055
Industrials (9.8%)
1 AAR Corp. Cvt.	1.625%	3/1/14	2,505	2,552
Barnes Group Inc. Cvt.	3.375%	3/15/27	8,215	8,503
General Cable Corp. Cvt.	0.875%	11/15/13	16,209	17,870
1 Barnes Group Inc. Cvt.	3.375%	3/15/27	5,240	5,423

Navistar International Corp. Cvt.	3.000%	10/15/14	14,210	19,858
AMR Corp. Cvt.	6.250%	10/15/14	29,257	31,634
ArvinMeritor Inc. Cvt.	4.625%	3/1/26	23,985	28,422
1 Kaman Corp. Cvt.	3.250%	11/15/17	5,305	6,121
1 CBIZ Inc. Cvt.	4.875%	10/1/15	2,565	3,052
Avis Budget Group Inc. Cvt.	3.500%	10/1/14	1,060	1,293
MasTec Inc. Cvt.	4.000%	6/15/14	5,105	7,045
Russel Metals Inc. Cvt.	7.750%	9/30/16	1,000	1,230
ArvinMeritor Inc. Cvt.	4.000%	2/15/27	11,930	12,512
3 SGL Carbon SE Cvt.	0.750%	5/16/13	1,750	2,364
Larsen & Toubro Ltd. Cvt.	3.500%	10/22/14	1,100	1,262
8 Asahi Glass Co. Ltd. Cvt.	0.000%	11/14/14	375,000	5,476
3 Societa Iniziative Autostradali e Servizi SPA
Cvt.	2.625%	6/30/17	499	675
3 Kloeckner & Co. Financial Services SA Cvt.	2.500%	12/22/17	2,150	3,332
SGL Carbon SE Cvt.	3.500%	6/30/16	1,000	1,577
PB Issuer No 2 Ltd. Cvt.	1.750%	4/12/16	2,230	2,121
8 Nidec Corp. Cvt.	0.000%	9/18/15	270,000	3,507
Alliant Techsystems Inc. Cvt.	3.000%	8/15/24	13,983	15,906
3 Iliad SA Cvt.	0.000%	1/1/12	5	577
3 Nexans SA Cvt.	0.000%	1/1/13	25	2,976
Covanta Holding Corp. Cvt.	3.250%	6/1/14	17,570	20,711
3 TEM Cvt.	0.000%	1/1/15	29	2,304
				208,303
Information Technology (21.5%)
Ciena Corp. Cvt.	0.875%	6/15/17	11,365	11,024
ON Semiconductor Corp. Cvt.	2.625%	12/15/26	25,188	31,768
Equinix Inc. Cvt.	3.000%	10/15/14	6,715	7,110
CACI International Inc. Cvt.	2.125%	5/1/14	9,215	11,369
1 CACI International Inc. Cvt.	2.125%	5/1/14	1,575	1,943
Micron Technology Inc. Cvt.	1.875%	6/1/14	29,475	31,538
Equinix Inc. Cvt.	2.500%	4/15/12	21,185	21,874
Equinix Inc. Cvt.	4.750%	6/15/16	10,350	13,442
1 Intel Corp. Cvt.	3.250%	8/1/39	23,466	28,453
Microchip Technology Inc. Cvt.	2.125%	12/15/37	9,072	12,054
TTM Technologies Inc. Cvt.	3.250%	5/15/15	9,747	12,951
VeriSign Inc. Cvt.	3.250%	8/15/37	7,144	8,591
1 CSG Systems International Inc. Cvt.	3.000%	3/1/17	5,070	5,311
1 Rovi Corp. Cvt.	2.625%	2/15/40	7,675	10,371
1 SunPower Corp. Cvt.	4.500%	3/15/15	24,445	26,141
GSI Commerce Inc. Cvt.	2.500%	6/1/27	4,215	4,447
Nuance Communications Inc. Cvt.	2.750%	8/15/27	9,680	11,894
Alliance Data Systems Corp. Cvt.	1.750%	8/1/13	15,660	17,970
Hanwha SolarOne Co. Ltd. Cvt.	3.500%	1/15/18	200	174
1 Xilinx Inc. Cvt.	2.625%	6/15/17	6,300	8,032
SanDisk Corp. Cvt.	1.500%	8/15/17	25,675	29,879
1 RightNow Technologies Inc. Cvt.	2.500%	11/15/30	11,215	12,280
1 Quantum Corp. Cvt.	3.500%	11/15/15	12,240	11,949
RF Micro Devices Inc. Cvt.	1.000%	4/15/14	6,900	7,832
Micron Technology Inc. Cvt.	1.875%	6/1/27	29,100	34,665
1 Digital River Inc. Cvt.	2.000%	11/1/30	23,080	22,936
Comtech Telecommunications Corp. Cvt.	3.000%	5/1/29	14,680	15,212
1 Concur Technologies Inc. Cvt.	2.500%	4/15/15	3,555	4,253
1 Telvent GIT SA Cvt.	5.500%	4/15/15	1,965	2,267
1 WebMD Health Corp. Cvt.	2.500%	1/31/18	4,450	4,784
3 Atos Origin SA Cvt.	0.000%	1/1/16	38	2,903
4 Autonomy Corp. PLC Cvt.	3.250%	3/4/15	1,900	3,473

4 Misys PLC Cvt.	2.500%	11/22/15	800	1,440
1 Cadence Design Systems Inc. Cvt.	2.625%	6/1/15	8,160	11,883
3 Alcatel-Lucent Cvt.	0.000%	1/1/15	419	2,505
Epistar Corp. Cvt.	0.000%	1/27/16	1,700	1,828
AU Optronics Corp. Cvt.	0.000%	10/13/15	3,500	3,507
Hon Hai Precision Industry Co. Ltd. Cvt.	0.000%	10/12/13	200	206
3 Neopost SA Cvt.	0.000%	2/1/15	29	3,547
Suntech Power Holdings Co. Ltd. Cvt.	3.000%	3/15/13	4,360	4,013
				457,819
Materials (7.3%)
Steel Dynamics Inc. Cvt.	5.125%	6/15/14	23,205	29,528
1 Owens-Brockway Glass Container Inc. Cvt.	3.000%	6/1/15	36,995	37,781
Stillwater Mining Co. Cvt.	1.875%	3/15/28	9,605	11,826
1 Cemex SAB de CV Cvt.	4.875%	3/15/15	20,065	20,441
1 Kaiser Aluminum Corp. Cvt.	4.500%	4/1/15	7,825	9,739
1 Sino-Forest Corp. Cvt.	4.250%	12/15/16	14,419	18,312
RTI International Metals Inc. Cvt.	3.000%	12/1/15	10,820	11,983
1 ShengdaTech Inc. Cvt.	6.500%	12/15/15	460	450
3 Salzgitter Finance BV Cvt.	1.125%	10/6/16	2,150	3,060
Tata Steel Ltd. Cvt.	4.500%	11/21/14	2,005	2,309
9 Western Areas NL Cvt.	6.375%	7/2/14	1,185	1,368
Aquarius Platinum Ltd. Cvt.	4.000%	12/18/15	1,400	1,718
Welspun Corp. Ltd. Cvt.	4.500%	10/17/14	1,500	1,442
AngloGold Ashanti Holdings Finance PLC Cvt.	3.500%	5/22/14	1,400	1,750
3 Salzgitter Finance BV Cvt.	2.000%	11/8/17	1,800	2,662
				154,369
Telecommunication Services (5.1%)
tw telecom inc Cvt.	2.375%	4/1/26	20,090	23,430
SBA Communications Corp. Cvt.	1.875%	5/1/13	49,974	57,283
1 Clearwire Communications LLC/Clearwire
Finance Inc. Cvt.	8.250%	12/1/40	23,220	24,613
SK Telecom Co. Ltd. Cvt.	1.750%	4/7/14	2,037	2,396
				107,722
Utilities (0.5%)
Progress Energy Resources Corp. Cvt.	5.250%	10/31/14	1,606	1,711
3 International Power Finance Jersey III Ltd.
Cvt.	4.750%	6/5/15	1,500	2,324
Tata Power Co. Ltd. Cvt.	1.750%	11/21/14	400	426
YTL Corp. Finance Labuan Ltd. Cvt.	1.875%	3/18/15	5,000	5,200
				9,661
Total Convertible Bonds (Cost $1,551,499)				1,745,755
				Market
				Value
			Shares	($000)
Convertible Preferred Stock (12.6%)
Consumer Discretionary (4.4%)
General Motors Co. Pfd.			1,031,800	52,498
Interpublic Group of Cos. Inc. Pfd.			19,030	21,980
Stanley Black & Decker Inc. Pfd.			166,520	19,581
				94,059
Energy (4.4%)
Apache Corp. Pfd.			444,700	30,267
Energy XXI Bermuda Ltd. Pfd.			64,000	24,380
Goodrich Petroleum Corp. Pfd.			291,700	13,327
SandRidge Energy Inc. Pfd.			65,390	10,302

*,1 SandRidge Energy Inc. Pfd.		62,900	9,962
ATP Oil & Gas Corp. Pfd.		41,860	4,720
			92,958
Financials (3.0%)
Fifth Third Bancorp Pfd.		138,440	20,974
Citigroup Inc. Pfd.		141,460	18,985
New York Community Capital Trust V Pfd.		175,100	9,072
Synovus Financial Corp. Pfd.		360,500	8,965
Entertainment Properties Trust Pfd.		181,900	3,699
UBS AG Pfd.		70,700	2,066
			63,761
Health Care (0.2%)
Healthsouth Corp. Pfd.		4,860	5,127

Industrials (0.2%)
Continental Airlines Finance Trust II Pfd.		121,600	4,583

Information Technology (0.4%)
* Unisys Corp. Pfd.		84,100	8,547

Total Convertible Preferred Stocks (Cost $214,045)			269,035
Temporary Cash Investment (3.6%)
Money Market Fund (3.6%)
[10] Vanguard Market Liquidity Fund (Cost
$76,181)	0.213%	76,180,826	76,181

Total Investments (98.2%) (Cost $1,841,725)			2,090,971
Other Assets and Liabilities-Net (1.8%)			38,052
Net Assets (100%)			2,129,023

* Non-income-producing security. New issue that has not paid a dividend as of February 28, 2011.
# Face amount is stated in U.S. dollars unless otherwise indicated.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate value of these securities was $529,778,000, representing 24.9% of net assets.
2 Face amount denominated in Chinese yuan.
3 Face amount denominated in Euro.
4 Face amount denominated in British pounds.
5 Face amount denominated in Hong Kong dollars.
6 Face amount denominated in Swiss francs.
7 Face amount denominated in Singapore dollars.
8 Face amount denominated in Japanese Yen.
9 Face amount denominated in Australian dollars.
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose

Convertible Securities Fund

values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Convertible Preferred Stocks	269,035	—	—
Convertible Bonds	—	1,745,755	—
Temporary Cash Investments	76,181	—	—
Forward Currency Contracts—Liabilities	(1,557)	—	—
Total	343,659	1,745,755	—

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the

Convertible Securities Fund

termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At February 28, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	4/20/11	USD	60,734	EUR	44,000	(1,002)
UBS AG	4/20/11	USD	11,439	GBP	7,036	(204)
UBS AG	4/20/11	USD	11,227	JPY	919,500	(116)
UBS AG	4/20/11	USD	6,515	HKD	50,722	6
UBS AG	4/20/11	USD	6,308	SGD	8,014	(55)
UBS AG	4/20/11	USD	3,130	CHF	2,908	(113)
UBS AG	4/20/11	USD	2,933	CAD	2,862	(46)
UBS AG	4/20/11	USD	1,284	AUD	1,269	(27)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss Franc.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar
JPY—Japanese yen.
SGD—Singapore dollar
USD—U.S. dollar.

E. At February 28, 2011, the cost of investment securities for tax purposes was $1,841,939,000. Net unrealized appreciation of investment securities for tax purposes was $249,032,000, consisting of unrealized gains of $258,218,000 on securities that had risen in value since their purchase and $9,186,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 15, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.